Off balance sheet commitments (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of Off Balance Sheet Commitments Relating to Operating Activities	Off balance sheet commitments relating to Sanofi’s operating activities, not including as of December 31, 2024 the commitments of the Opella held-for-sale operation, comprise the following:

December 31, 2024		Payments due by period
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Leases with a term of less than 12 months, low value asset leases and lease contracts committed but not yet commenced(a)	554	28	34	41	451
Irrevocable purchase commitments(b)
•given(c)	3,683	1,152	1,195	442	894
•received	(391)	(288)	(96)	(7)	—
Research and development license agreements - commitments given
•commitments related to R&D and other commitments(d)	84	42	29	6	7
•contingent milestone payments in connection with development programs in progress(e)	4,230	941	635	470	2,184
Total - net commitments given	8,160	1,875	1,797	952	3,536
(a)Includes the variable portion of future lease payments not recognized as lease liabilities as of December 31, 2024; the equivalent amount of these commitments as of December 31, 2023 was €221 million.
During 2023, Sanofi signed a 15-year lease which will take effect in 2025 and to which Sanofi is committed for a minimum period of 12 years, corresponding to a commitment of $0.2 billion. The lease includes two extension options of five years each.
During 2024, Sanofi signed a 12-year lease in France which will take effect in 2027, representing a commitment of €0.2 billion.
(b)These comprise irrevocable commitments to suppliers of (i) property, plant and equipment, net of down-payments (see Note D.3.) and (ii) goods and services. As of December 31, 2023, irrevocable commitments amounted to €6,141 million given (including €754 million related to Opella) and €550 million received (zero related to Opella).
(c)Irrevocable purchase commitments given as of December 31, 2024 include €749 million of commitments to joint ventures. This line also includes (i) the commitment to EUROAPI as described in Note D.1. and amounting to €535 million as of December 31, 2024, and (ii) commitments related to long-term renewable energy purchase contracts lasting between 15 and 20 years giving rise to the physical supply of electricity mainly in France for an estimated total annual volume of 329 GWh.
(d)Commitments related to research and development, and other commitments, amounted to €381 million as of December 31, 2023.
(e)This line only includes contingent milestone payments on development projects in progress. The equivalent amount as of December 31, 2023 was
€4,886 million.

Summary of Undrawn Credit Facilities	Undrawn credit facilities are as follows:

December 31, 2024		Expiry
(€ million)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
General-purpose credit facilities	8,000	—	4,000	—	4,000

Summary of Amount of Guarantees Given and Received	The table below shows the amount of guarantees given and received:

(€ million)	2024	2023	2022
Guarantees given:	4,298	3,936	3,815
•Guarantees provided to banks in connection with credit facilities	1,130	1,067	1,007
•Other guarantees given	3,168	2,869	2,808
Guarantees received	(1,288)	(1,272)	(1,229)